INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating losses carried forward	$ 152,652	$ 155,380
Depreciation and amortization	39,802	32,827
Deferred deductible expenses	0	1,052
Deferred rents	36,567	32,470
Others	7,801	9,051
Sub-total	236,822	230,780
Valuation allowances	(230,384)	(226,617)
Total deferred tax assets	6,438	4,163
Deferred tax liabilities
Land use rights	(47,554)	(49,258)
Intangible assets	(503)	(505)
Unrealized capital allowances	(2,572)	(1,834)
Others	(6,880)	(6,549)
Total deferred tax liabilities	(57,509)	(58,146)
Deferred tax liabilities, net	$ (51,071)	$ (53,983)